Loss Per Common Share (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017 [1]	Jun. 30, 2018	Jun. 30, 2017 [1]	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net loss attributable to common stockholders	$ (8,320,024)	$ (3,803,619)	$ (12,041,393)	$ (1,670,624)	$ (9,835,601)	$ (26,407,974)
Basic
Basic weighted average common shares outstanding (in shares)	71,785,448	61,180,365	70,309,078	58,297,202	61,182,209	35,998,001
Diluted
Diluted weighted average common shares outstanding (in shares)	71,785,448	61,180,365	70,309,078	58,297,202	61,182,209	35,998,001
Net loss per share:
Basic (in dollars per share)	$ (0.12)	$ (0.06)	$ (0.17)	$ (0.03)	$ (0.16)	$ (0.73)
Diluted (in dollars per share)	$ (0.12)	$ (0.06)	$ (0.17)	$ (0.03)	$ (0.16)	$ (0.73)

[1]	The above consolidated balance sheets present the Shanghai Guang Ming Investment Management Limited ("Guang Ming") acquired from Tianjin Sun Seven Stars Culture Development Co. Ltd. ("Tianjin") and Beijing Nanbei Huijin Investment Co. Ltd on April 4 2018 as if they had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 4 "Acquisition")